Stockholders' Equity / (Deficit) (Details Narrative) (FaceBank Group, Inc. Pre-Merger) (10-K) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended		3 Months Ended						9 Months Ended		12 Months Ended
	Oct. 24, 2019	Feb. 28, 2019	Feb. 02, 2018	Mar. 31, 2019	Nov. 30, 2018	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Sep. 29, 2020	Apr. 23, 2020	Apr. 02, 2020	Mar. 30, 2020	Mar. 20, 2020	Jan. 09, 2019
Common stock, shares authorized						400,000,000						400,000,000		400,000,000
Warrants exercise price per share																$ 3.06	$ 9.00	$ 7.74
Proceeds from issuance of common stock												$ 97,142	$ 2,916
Common stock issued for lease settlement											$ 130
Number of shares issued for acquisition						$ 12,395			$ 11,832
Number of shares issued during period, new issues						$ 20,000		$ 2,297	717	$ 422	$ 1,778
Shares issued during period for services, value									$ 101
Term of granted options												7 years 3 months 19 days
Private Placement [Member] | Investors [Member]
Number of common stock issued, shares							170,391	795,593
Number of shares issued during period, new issues							$ 500	$ 2,300
Common Stock [Member]
Number of common stock issued, shares						2,162,163		795,593	217,271	386,792	378,098
Common stock issued for lease settlement, shares											18,935
Common stock issued for lease settlement
Number of shares issued for acquisition
Number of shares issued for acquisitions, shares						1,200,000			2,500,000
Number of shares issued during period, new issues
Shares issued during period for services, value
Shares issued during period for services, shares									15,009
Options granted						15,000	343,789	1,040,000
Series A Preferred Stock [Member]
Preferred stock, par value																				$ 0.0001
FaceBank Group, Inc Pre-Merger [Member]
Common stock, shares authorized								400,000,000						400,000,000	400,000,000						400,000,000
Conversion of shares converted		15,000,000
Warrants exercise price per share								$ 5.00						$ 0.75	$ 0.75				$ 7.74
Proceeds from issuance of common stock								$ 2,297			$ 1,778			$ 3,589	$ 3,130
Term of granted options								8 years 1 month 6 days
FaceBank Group, Inc Pre-Merger [Member] | Cancellation of Consulting Agreement [Member]
Shares issued during period for services, value														$ 13
Shares issued during period for services, shares														2,000
Sale of stock price per share														$ 6.59
FaceBank Group, Inc Pre-Merger [Member] | 2014 Equity Incentive Stock Plan [Member]
Options granted														166,667
Term of granted options														10 years
Fair value of stock options granted															$ 470
FaceBank Group, Inc Pre-Merger [Member] | Facebank AG and Nexway Acquisition [Member]
Shares issued price per share														$ 3.30
Number of shares issued for acquisition														$ 8,200
Number of shares issued for acquisitions, shares														2,500,000
FaceBank Group, Inc Pre-Merger [Member] | Lease Settlement [Member]
Shares issued price per share														$ 6.90
Common stock issued for lease settlement, shares														18,935
Common stock issued for lease settlement														$ 100
FaceBank Group, Inc Pre-Merger [Member] | Namegames, LLC [Member]
Issuance of common stock for purchase of asset					$ 658
Issuance of common stock for purchase of asset, shares					23,360
FaceBank Group, Inc Pre-Merger [Member] | Investors [Member]
Warrants issued to purchase stock				200,000							200,000
Warrants exercise price per share				$ 11.31							$ 11.31
FaceBank Group, Inc Pre-Merger [Member] | Private Placement [Member]
Proceeds from private placement				$ 1,100
Number of common stock issued, shares				93,910
Shares issued price per share				$ 11.28							$ 11.28
FaceBank Group, Inc Pre-Merger [Member] | Private Placement [Member] | Investors [Member]
Number of common stock issued, shares								795,593
Number of shares issued during period, new issues								$ 2,300
FaceBank Group, Inc Pre-Merger [Member] | Private Placement [Member] | Several Other Investors [Member]
Proceeds from private placement														$ 2,500
Number of common stock issued, shares														1,028,497
FaceBank Group, Inc Pre-Merger [Member] | Common Stock [Member]
Conversion of shares converted		15,000,000
Number of common stock issued, shares								795,593			378,098			1,028,497	623,578
Common stock issued for lease settlement, shares											18,935			18,935
Common stock issued for lease settlement
Number of shares issued for acquisition
Number of shares issued for acquisitions, shares
Number of shares issued during period, new issues
Shares issued during period for services, value								$ 1,600
Shares issued during period for services, shares								200,000						35,009	407,943
Options granted								1,040,000
Number of shares issued for conversion
Number of shares issued for conversion, shares															66,667
Issuance of common stock for purchase of asset
Issuance of common stock for purchase of asset, shares															23,360
FaceBank Group, Inc Pre-Merger [Member] | Common Stock [Member] | Share Issuance for Services [Member]
Shares issued price per share														$ 6.72
Shares issued during period for services, value														$ 100
Shares issued during period for services, shares														15,009
FaceBank Group, Inc Pre-Merger [Member] | Common Stock [Member] | Share Issuance for Services [Member] | Consulting Agreement [Member]
Shares issued price per share														$ 10.00
Shares issued during period for services, value														$ 200
Shares issued during period for services, shares														20,000
FaceBank Group, Inc Pre-Merger [Member] | Common Stock [Member] | To Satisfy Investment Obligation [Member] | Investment Agreement [Member]
Number of common stock issued, shares	175,000
Shares issued price per share	$ 10.96
Proceeds from issuance of common stock	$ 1,000
Number of shares issued during period, new issues	$ 1,900
Loss on investment														$ 900
FaceBank Group, Inc Pre-Merger [Member] | Common Stock [Member] | Auctus Fund [Member] | Securities Purchase Agreements [Member]
Number of common stock issued, shares															6,667
Number of shares issued during period, new issues															$ 118
FaceBank Group, Inc Pre-Merger [Member] | Common Stock [Member] | Conversion of Note Payable [Member]
Shares issued price per share														$ 3.00
Number of shares issued for conversion														$ 50	$ 18
Number of shares issued for conversion, shares														16,666	4,334
FaceBank Group, Inc Pre-Merger [Member] | Common Stock [Member] | Cashless Issuance of Warrants [Member]
Number of common stock issued, shares															15,606
Number of shares issued for conversion, shares															15,606
Loss on exercise of warrants														$ 94	$ 94
Number of shares canceled during period, shares														10,492
Number of warrants, outstanding															$ 3,008
FaceBank Group, Inc Pre-Merger [Member] | Common Stock [Member] | Cashless Issuance of Warrants, Intended to Issue [Member]
Number of common stock issued, shares														5,114
FaceBank Group, Inc Pre-Merger [Member] | Common Stock [Member] | Exchange of Series A Preferred Stock [Member]
Number of common stock issued, shares															3,633,333
FaceBank Group, Inc Pre-Merger [Member] | Common Stock [Member] | Contractual Conversion of Stock [Member]
Number of common stock issued, shares															66,667
FaceBank Group, Inc Pre-Merger [Member] | Common Stock [Member] | Contractual Conversion of Stock [Member]
Number of common stock issued, shares															94,966
FaceBank Group, Inc Pre-Merger [Member] | Common Stock [Member] | Fubo Tv [Member]
Number of common stock issued, shares															623,578
Proceeds from issuance of common stock															$ 3,200
Number of shares issued for acquisition
Number of shares issued for acquisitions, shares
Number of shares issued during period, new issues
Shares issued during period for services, value
Shares issued during period for services, shares															407,943
Number of shares issued for conversion
Number of shares issued for conversion, shares															66,667
FaceBank Group, Inc Pre-Merger [Member] | Common Stock [Member] | Pulse Evolution Corporation [Member]
Number of shares issued during period, new issues								$ 1,552,070						$ 2,503,333
Common stock issued in exchange for subsidiary shares								3,727,080						40,991,276
Reduction of noncontrolling interest								$ 1,100						$ 4,000
FaceBank Group, Inc Pre-Merger [Member] | Common Stock [Member] | Non-Employee Service Providers [Member] | Stock Issuances for Employee Services [Member]
Shares issued during period for services, value															$ 3,300
Shares issued during period for services, shares															407,943
FaceBank Group, Inc Pre-Merger [Member] | Common Stock [Member] | Alex Bafer [Member]
Options granted			16,667
Term of granted options			10 years
Stock option, exercise price			$ 28.20
Fair value of stock options granted			$ 470
FaceBank Group, Inc Pre-Merger [Member] | Series A Preferred Stock [Member]
Preferred stock, shares issued														0	0
Preferred stock, shares outstanding														0	0
Preferred stock, par value														$ 0.0001	$ 0.0001					$ 0.0001
Preferred stock voting rights														Series A Preferred shares have no rights to receive dividends or any distributions, but each series A Preferred share entitles the holder to 100 votes relative to each share of common stock. Series A Preferred shares have no conversion rights.
FaceBank Group, Inc Pre-Merger [Member] | Series A Preferred Stock [Member] | Common Stock [Member] | Exchange of Series A Preferred Stock [Member]
Number of common stock issued, shares															5,000,000
FaceBank Group, Inc Pre-Merger [Member] | Series B Convertible Preferred Stock [Member]
Preferred stock, shares issued														0	0
Preferred stock, shares outstanding														0	0
Preferred stock, par value														$ 0.0001	$ 0.0001
Preferred stock voting rights														Series B Convertible Preferred shares have no rights to receive dividends or any distributions; however, each series B Convertible Preferred share entitles the holder to 1 vote relative to each share of common stock. Each series B Convertible Preferred share is convertible into 2 shares of common stock. Series B Convertible Preferred shares are also exempt from any adjustment to the conversion ratio in the event of a split or reverse stock split of the common stock.
FaceBank Group, Inc Pre-Merger [Member] | Series B Convertible Preferred Stock [Member] | Common Stock [Member] | Contractual Conversion of Stock [Member]
Number of shares issued for conversion, shares															1,000,000
FaceBank Group, Inc Pre-Merger [Member] | Series C Convertible Preferred Stock [Member]
Preferred stock, shares issued														0	0
Preferred stock, shares outstanding														0	0
Preferred stock, par value														$ 0.0001	$ 0.0001
Preferred stock voting rights														Series C Convertible Preferred shares have no rights to receive dividends or any distributions; however, each series C Convertible Preferred share entitles the holder to 1 vote relative to each share of common stock. Each series C Convertible Preferred share is convertible into 2 shares of common stock. Series C Convertible Preferred shares are also exempt from any adjustment to the conversion ratio in the event of a split or reverse stock split of the common stock.
FaceBank Group, Inc Pre-Merger [Member] | Series C Convertible Preferred Stock [Member] | Common Stock [Member]
Number of shares issued for conversion, shares															1,424,491
FaceBank Group, Inc Pre-Merger [Member] | Series X Convertible Preferred Stock [Member]
Preferred stock, shares issued														0	1,000,000
Preferred stock, shares outstanding														0	1,000,000
Preferred stock, par value														$ 0.0001	$ 0.0001
Preferred stock voting rights														Series X Convertible Preferred shares have the rights to receive dividends or any distributions on a "as-converted basis" and also each Series X Convertible Preferred stockholder held the right to 1 vote relative to each stockholder of common stock, on a "as-converted basis"
Conversion of shares converted		1,000,000												15
Number of shares issued for acquisitions, shares															15,000,000
FaceBank Group, Inc Pre-Merger [Member] | Series X Convertible Preferred Stock [Member] | Stockholders [Member]
Number of shares issued for acquisitions, shares															1,000,000